     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
         AUGUST 8, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
         AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 7, 2002
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 17, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Staro Asset Management, L.L.C.
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster         St. Francis, Wisconsin          December 5, 2003
-------------------------    --------------------------       ------------------
         (Signature)        (City, State)                     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           37

Form 13F Information Table Value Total:     $298,741
                                            ----------------------
                                                   (thousands)

List of Other Included Managers:            None

                                    FORM 13F
                                INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------
         Column 1:            Column 2: Column 3:  Column 4:  Column 5:                Column 6: Column 7:     Column 8:
                                                              -----------------------
          Name of             Title of    CUSIP               Shares or  Shares/ Put/ Investment   Other   Voting Authority
                                                                                                           ----------------
           Issuer               Class    Number      Value    Principal Prn. Amt.Call Discretion Managers  Sole Shared None
                                                    (X$1000)    Amount
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Alliance Bancorp                Common  01852J105     $   646    21,900    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corporation        Common  067901108     $ 1,606   106,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Aris Corporation                Common  04040A101     $    91    35,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
ASM International NV            Common  N07045102     $   534    26,900    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Bard CR Inc.                    Common  067383109     $10,815   189,900    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
BBVA Banco Frances SA         Spon. ADR 07329M100     $   745    30,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Bank Plus Corporation           Common  064446107     $ 3,950   580,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Cascade Corporation             Common  147195101     $ 1,365   136,546    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Cambridge Tech. Partners Inc.   Common  132524109     $ 7,561 2,005,600    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Services       Common  12489L108     $15,458   984,600    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Community Bankshares Inc. VA    Common  203631106     $   551    14,600    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Commercial Bank of NY           Common  201462108     $ 4,692   149,100    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Chris Craft Industries          Common  170520100     $ 4,770    66,800    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Core Inc. Mass                  Common  21867P102     $ 1,544   315,200    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Dean Foods Company              Common  242361103     $ 7,548   187,756    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores   Common  233860303     $   193    55,800    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG           Spon. ADR 251566105     $15,376   684,915    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
First American Corporation      Common  318522307     $   992    52,400    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc.       Common  31430F101     $ 1,004    42,902    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
First Fed S&L East Hartford     Common  319944104     $ 1,380    37,100    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
General Electric Company        Option  369604903     $41,438     8,500          Call    Sole                X
---------------------------------------------------------------------------------------------------------------------------
Honeywell Inc.                  Option  438516906     $ 3,499     1,000          Call    Sole                X
---------------------------------------------------------------------------------------------------------------------------
ICO Holdings Inc.               Common  449293109     $ 1,293   487,950    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Imrglobal Corporation           Common  45321W106     $ 8,760   984,219    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Worldcom Inc. GA (MCI Group)    Common  98157D304     $   972    60,400    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
MDC Communications Corp.       Class A  55267W309     $ 1,824   200,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Quaker Oats Company             Common  747402105     $ 7,491    82,090    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Professionals Group Inc.        Common  742954100     $11,882   433,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Purina Mills Inc.               Common  746276104     $ 5,400   225,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Ravenswood Winery hc            Common  754438109     $ 2,960   100,500    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
SCI Systems Inc.                Common  783890106     $ 4,001   156,900    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
STV Group Inc.                  Common  784847105     $ 1,047    95,200    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Sunquest Information Systems    Common  867654105     $ 2,379   100,000    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.         Option  902124906     $29,975     5,500          Call    Sole                X
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.         Option  902124956     $ 1,363       250          Put     Sole                X
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.          Debt   902124AC0     $68,293    90,305    PRN           Sole                X
---------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc.               Common  98157D106     $25,344 1,784,809    SH            Sole                X
---------------------------------------------------------------------------------------------------------------------------

                                     Page 2